DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Broad Capital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS

Broad Capital Acquisition Corp (the “Company”) is a blank check company incorporated in the State of Delaware on April 16, 2021. The Company was formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation with, purchasing all or substantially all of the assets of, entering into contractual arrangements with, or engaging in any other similar business combination with one or more businesses or entities (“Business Combination”). The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination.

The Financing

As of September 30, 2023, the Company had not commenced any operations. All activity from April 16, 2021 through September 30, 2023, relates to the Company’s formation, the Initial Public Offering (as defined below), and its pursuit of an initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company’s sponsor is Broad Capital LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on January 10, 2022. On January 13, 2022, the Company closed its Initial Public Offering of 10,000,000 units (the “Units” and, with respect to the shares of common stock included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $100,000,000 (the “Initial Public Offering”), and incurring transaction costs of $6,917,226, of which $3,500,000 was for deferred underwriting commissions (see Note 6). The Company granted the underwriter a 45-day option to purchase up to 1,500,000 Units at the Initial Public Offering price to cover over-allotments, if any. On February 9, 2022, the Underwriters partially exercised the over-allotment option and on February 10, 2022, purchased an additional 159,069 Units from the Company (the “Over-Allotment Units”), generating gross proceeds of $1,590,690, and forfeited the remainder of the option.

Simultaneously with the consummation of the closing of the Initial Public Offering, the Company consummated the private placement of an aggregate of 446,358 units (the “Placement Units”) to the Sponsor at a price of $10.00 per Placement Unit, generating total gross proceeds of $4,463,580 (the “Private Placement”) (see Note 4). With the exercise of the Over-Allotment Units, the Company consummated the Private Placement of 4,772 Placement Units to the Sponsor generating gross proceeds of $47,720.

On February 9, 2022, the underwriters partially exercised the over-allotment option and purchased an additional 159,069 Units, generating gross proceeds of $1,590,690 and forfeited the remainder of the option, which is 335,233 shares of common stock. In connection with the closing and sale of the Over-Allotment Units and the additional Placement Units (together, the “Over-Allotment Closing”), a total of $1,606,597 in proceeds from the Over-Allotment Closing (which amount includes $31,814 of the Underwriters’ deferred discount) was placed in a U.S.-based trust account established for the benefit of the Company’s public stockholders, maintained by Continental Stock Transfer & Trust Company, acting as trustee.

Following the closing of the Initial Public Offering on January 13, 2022, an amount of $101,000,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and a portion of the proceeds from the sale of the Placement Units was placed in a trust account (the “Trust Account”), located in the United States and held as cash items or may be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s stockholders, as described below.

Trust Account

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations with one or more operating businesses or assets with a fair market value equal to at least 80% of the value of the net assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the interest earned on the Trust Account). The Company will only complete a Business Combination if the post transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

Upon the closing of the Initial Public Offering, management has agreed that an amount equal to at least $10.10 per Unit sold in the Initial Public Offering, including proceeds of the Placement Units, will be held in a trust account (“Trust Account”), located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

Redemption Option

The Company will provide the holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares either (i) in connection with a stockholders meeting called to approve the Business Combination or (ii) by means of a tender offer in connection with the Business Combination. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.10 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). The Public Shares subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity”.

The Company will not redeem Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 (so that it does not then become subject to the SEC’s “penny stock” rules) or any greater net tangible asset or cash requirement which may be contained in the agreement relating to the Business Combination; provided, however, if the Redemption Limitation Amendment Proposal is approved and the Amended and Restated Certificate of Incorporation is amended accordingly, the Company may redeem shares in excess of such threshold. If the Company seeks stockholder approval of the Business Combination, the Company will proceed with a Business Combination if a majority of the outstanding shares voted are voted in favor of the Business Combination, or such other vote as required by law or stock exchange rule. If a stockholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its second amended and restated certificate of incorporation (the “Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination.

Stockholder Approval

If, however, stockholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Insider shares (as defined in Note 5) and any Public Shares purchased during or after the Public Offering in favor of approving a Business Combination. Additionally, each Public Stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Certificate of Incorporation will provide that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% of the Public Shares, without the prior consent of the Company.

The holders of the Insider Shares have agreed (a) to waive their redemption rights with respect to the Insider Shares and Public Shares held by them in connection with the completion of a Business Combination and (b) not to propose an amendment to the Certificate of Incorporation (i) to modify the substance or timing of the Company’s obligation to allow redemptions in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to stockholders’ rights or pre-business combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

Openmarkets Merger Agreement

On January 18, 2023, the Company entered into an Agreement and Plan of Merger and Business Combination Agreement (the “Openmarkets Merger Agreement” or “BCA”) with Openmarkets Group Pty Ltd., an Australian proprietary limited company (“Openmarkets” or the “Target”), BMYG OMG Pty Ltd., an Australian proprietary limited company and Broad Capital LLC, solely as the Company’s sponsor (collectively, the “Parties”). Pursuant to the Openmarkets Merger Agreement, prior to the closing (the “Closing”) of the contemplated transactions (collectively, the “Business Combination”), the Parties will cause the Company to move its domicile from the State of Delaware to Australia by merging a to-be-formed Delaware corporation (“Merger Sub”), which shall be wholly-owned by a to-be-formed Australian corporation (the “Purchaser”) with and into the Company, with the Company continuing as the surviving entity and a wholly-owned subsidiary of the Purchaser (the “Redomestication Merger”).

As a result of the Redomestication Merger, (i) each issued and outstanding share of the Company’s common stock, par value $0.000001 per share (the “Company Common Stock”), will convert into the right to receive one ordinary share of the Purchaser (the “Purchaser Shares”); (ii) each of the Company’s units (the “Company Units”), comprised of one share of Company Common Stock and one right to receive one-tenth of one share of Company Common Stock upon the Closing (each a “Company Right”), shall convert into the right to receive one unit of the Purchaser, comprised of one Purchaser Share and one right to receive one-tenth of one Purchaser Share upon the Closing (each a “Purchaser Right”); and (iii) each Company Right shall be converted into the right to receive one Purchaser Right.

Following the Redomestication Merger, the Company will liquidate, and all assets of the Company shall be transferred to the Purchaser and all liabilities of the Company are, or shall be, assumed by the Purchaser (the “Liquidation”). Additionally, the Company will cause all of its contracts to be assigned to and assumed by the Purchaser. Also following the Redomestication Merger and the Liquidation, the Stockholder will contribute all of the issued and outstanding ordinary shares of the Target to the Purchaser in exchange for 7,000,000 Purchaser Shares (the “Exchange Consideration”). The Purchaser Shares shall have a deemed value of $10.00 per share for the purposes of all calculations and adjustments under the BCA, with such Exchange Consideration subject to adjustment based on the Target’s net indebtedness, working capital, and indemnification obligations following the Closing as detailed in the BCA (the “Acquisition Contribution and Exchange”). On August 4, 2023, the Company, the Target, the Seller, the Indemnified Party Representative, and the Purchaser entered into that certain BCA Amendment No. 1 (the “Amendment”) to (i) decrease the number of Purchaser Shares to be issued to the Seller as consideration at the Closing from 9,000,000 to 7,000,000 due to an updated valuation of the Target; (ii) amend certain schedules to the BCA to reflect the updated valuation of the Target; (iii) make clarifying changes to certain representations and conditions to the Closing; and (iv) extend the Outside Date (as defined in the BCA) from June 30, 2023 to January 1, 2024. The Amendment was made effective as of August 1, 2023.

Any adjustments to the Exchange Consideration shall be made from Purchaser Shares placed in escrow pursuant to an escrow agreement (the “Escrow Shares”), which Escrow Shares shall be released to either the Purchaser or the Stockholder based on the nature of the adjustment to the Exchange Consideration. Additionally, in the event the Target’s net working capital at the Closing (the “Net Working Capital”) exceeds the Target’s pre-Closing estimated net working capital (the “Estimated Net Working Capital”), the Stockholder will receive additional Purchaser Shares in an amount equal to the difference between the Net Working Capital and the Estimated Net Working Capital (the “Adjustment Exchange Consideration”). Further, in addition to the Escrow Shares and the Adjustment Exchange Consideration, an additional 2,000,000 Purchaser Shares may be paid to the Stockholder based on certain performance benchmarks following the Closing as detailed in the BCA (the “Earnout”).

Charter Amendment and Termination Date

On January 13, 2022, the “Company consummated its initial public offering (the “Offering”). In connection therewith, the Company entered into an Investment Management Trust Agreement, dated January 10, 2022 (the “Trust Agreement”), by and between the Company and Continental Stock Transfer & Trust Company, as trustee (“Continental”). The form of the Trust Agreement was initially filed as an exhibit to the Company’s Registration Statement on Form S-1 (File No. 333-258943) for the Offering.

Pursuant to the Offering and the Trust Agreement, the Company had 12 months from the closing of the Offering to consummate its initial business combination, which expired on January 13, 2023 (the “Termination Date”). Prior to that, on January 10, 2023, the Company held a virtual special meeting of its stockholders, pursuant to due notice (the “January 2023 Stockholders Meeting”). At the January 2023 Stockholders Meeting, the Company’s stockholders entitled to vote cast their votes and approved a proposal to amend the Trust Agreement to extend the Termination Date for an additional nine one (1) month extensions until October 13, 2023 (the “First Trust Amendment”) by depositing into the Trust Account an additional $0.0625 per share for each one-month until October 13, 2023 unless the Closing of the Company’s initial business combination shall have occurred.

Also at the January 2023 Stockholders Meeting, the Company’s stockholders approved the First Amendment to the Amended and Restated Certificate of Incorporation of the Company (the “Charter Amendment”) to extend the Termination Date as amended in the amended Trust Agreement to extend the date by which the Company (i) may consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving the Company and one or more businesses, which we refer to as a “business combination,” (ii) cease its operations if it fails to complete such business combination, and (iii) redeem or repurchase 100% of the Company’s common stock included as part of the units sold in the Company’s initial public offering (provided the Company funds the monthly extension payments to the Trust Account) unless extended, the Company will (a) cease all operations except for the purpose of winding up, (b) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (c) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

On June 9, 2023, the Company held an additional Special Meeting of Stockholders (the “June 2023 Stockholders Meeting”). At the June 2023 Stockholders Meeting, the Company’s stockholders approved an amendment to the Company’s Charter (a) to extend the Termination Date again by which the Company has to consummate a business combination from October 13, 2023 by up to three (3) one-month extensions to January 13, 2024 (the “Extended Termination Date”) and (b) to decrease the monthly extension fee from $0.0625 per share for each Public Share outstanding after giving effect to redemptions (in the aggregate, the “Monthly Extension Loan”) to, in the aggregate, the “Adjusted Monthly Extension Loan,” as defined below, commencing on June 13, 2023. As amended, the required payment for each monthly extension period shall constitute the deposit by Broad Capital LLC (or its affiliates or permitted designees) into the Trust Account of $150,000 for each such one-month extension beginning on June 13, 2023 until January 13, 2024, unless the closing of the Company’s initial business combination shall have occurred (the “Adjusted Monthly Extension Loan”) in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of a business combination.

The Company also amended the Company’s Trust Agreement dated as of January 10, 2022, as amended on January 10, 2023, by and between the Company and Continental Stock Transfer & Trust Company, allowing the Company reduce the amount of the Monthly Extension Loan to $150,000 for each one-month extension beginning on June 13, 2023 until January 13, 2024, and to extend the Termination Date for an additional three (3) one-month extensions until January 13, 2024, and to update certain defined terms in the Trust Agreement (the “Second Amendment to the Trust Agreement” and such proposal the “Second Trust Amendment Proposal”), a form of which is attached as Exhibit 3.2 to this report and is incorporated by reference herein.

At the June 2023 Stockholders Meeting, the Company’s stockholders holding 1,409,026 Public Shares of common stock exercised their right to redeem their shares for cash at an approximate price of $10.68 per share of the funds in the Trust Account. As a result, approximately $15,048,835.16 was removed from the Trust Account to pay such holders. Following the redemption, the Company’s remaining shares of common stock outstanding were 4,522,582.

The Company must deposit into the Trust Account $150,000 for the extension period (commencing on June 13, 2023 and ending on January 13, 2024, unless the closing of the Company’s initial business combination shall have occurred).

As reported on Form 8-K filed on June 15, 2023, on June 12, 2023, the Company caused to be deposited $150,000 into the Company’s Trust Account for the holders of its Public Shares, representing $0.0332 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination from June 13, 2023 to July 13, 2023, which was the sixth of the twelve-monthly extensions permitted under the Company’s governing documents.

As reported on Form 8-K filed on July 13, 2023, on July 7, 2023, the Company caused to be deposited $150,000 into the Company’s Trust Account for the holders of its Public Shares, representing $0.0332 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination from July 13, 2023 to August 13, 2023, which was the seventh of the twelve-monthly extensions permitted under the Company’s governing documents.

As reported on Form 8-K filed on August 17, 2023, on August 11, 2023, the Company caused to be deposited $150,000 into the Company’s Trust Account for the holders of its Public Shares, representing $0.0332 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination from August 13, 2023 to September 13, 2023, which was the eighth of the twelve-monthly extensions permitted under the Company’s governing documents.

As reported on Form 8-K filed on September 20, 2023, on September 19, 2023, the Company caused to be deposited $150,000 into the Company’s Trust Account for the holders of its Public Shares, representing $0.0332 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination from September 13, 2023 to October 13, 2023, which was the tenth of the eleventh-monthly extensions permitted under the Company’s governing documents.

As reported on Form 8-K filed on October 17, 2023, on October 11, 2023, the Company caused to be deposited $150,000 into the Company’s Trust Account for the holders of its Public Shares, representing $0.0332 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination from October 13, 2023 to November 13, 2023, which was the tenth of the twelve-monthly extensions permitted under the Company’s governing documents.

The holders of the Insider Shares have agreed to waive their liquidation rights with respect to the Insider shares if the Company fails to complete a Business Combination within the Combination Period. However, if the holders of Insider shares acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per Public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, if an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered accounting firm), prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Liquidity and Capital Resources

As of September 30, 2023, the Company had $11,634 of cash in its operating bank account.

The Company’s liquidity needs prior to the consummation of the Initial Public Offering were satisfied through the payment of $25,000 from the Sponsor to cover for certain offering costs on the Company’s behalf in exchange for issuance of Insider shares (as defined in Note 5). Following the Initial Public Offering of the Company on January 13, 2022, a total of $133,533 under the promissory note was repaid on January 19, 2022. After the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account. In addition, to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined in Note 5). As of September 30, 2023, there was $355,887 outstanding under Working Capital Loan and $2,453,628 outstanding under Extension Loan.

Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this period, the Company will be using the funds held outside of the Trust Account for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

Going Concern Consideration

The Company expects to incur significant costs in pursuit of its financing and acquisition plans. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unsuccessful in consummating an initial business combination within the prescribed period of time from the closing of the Initial Public Offering, the requirement that the Company cease all operations, redeem the Public Shares and thereafter liquidate and dissolve raises substantial doubt about the ability to continue as a going concern. The balance sheet does not include any adjustments that might result from the outcome of this uncertainty. Management has determined that the Company has funds that are sufficient to fund the working capital needs of the Company until the consummation of an initial business combination or the winding up of the Company as stipulated in the Company’s amended and restated memorandum of association. The accompanying financial statement has been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern.

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS

Broad Capital Acquisition Corp (the “Company”) is a blank check company incorporated in the State of Delaware on April 16, 2021. The Company was formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation with, purchasing all or substantially all of the assets of, entering into contractual arrangements with, or engaging in any other similar business combination with one or more businesses or entities (“Business Combination”). The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination.

The Financing

As of December 31, 2022, the Company had not commenced any operations. All activity from the (inception) through December 31, 2021, and year ended December 31, 2022, relates to the Company’s formation, the Initial Public Offering (as defined below), and its pursuit of an initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company’s sponsor is Broad Capital LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on January 10, 2022. On January 13, 2022, the Company closed its Initial Public Offering of 10,000,000 units (the “Units” and, with respect to the shares of common stock included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $100,000,000 (the “Initial Public Offering”), and incurring transaction costs of $6,917,226, of which $3,500,000 was for deferred underwriting commissions (see Note 6). The Company granted the underwriter a 45-day option to purchase up to 1,500,000 Units at the Initial Public Offering price to cover over-allotments, if any. On February 9, 2022, the Underwriters partially exercised the over-allotment option and on February 10, 2022, purchased an additional 159,069 Units from the Company (the “Over-Allotment Units”), generating gross proceeds of $1,590,690, and forfeited the remainder of the option.

Simultaneously with the consummation of the closing of the Initial Public Offering, the Company consummated the private placement of an aggregate of 446,358 units (the “Placement Units”) to the Sponsor at a price of $10.00 per Placement Unit, generating total gross proceeds of $4,463,580 (the “Private Placement”) (see Note 4). With the exercise of the Over-Allotment Units, the Company consummated the Private Placement of 4,772 Placement Units to the Sponsor generating gross proceeds of $47,720.

On February 9, 2022, the underwriters partially exercised the over-allotment option and purchased an additional 159,069 Units, generating gross proceeds of $1,590,690 and forfeited the remainder of the option, which is 335,233 shares of common stock. In connection with the closing and sale of the Over-Allotment Units and the additional Placement Units (together, the “Over-Allotment Closing”), a total of $1,606,597 in proceeds from the Over-Allotment Closing (which amount includes $31,814 of the Underwriters’ deferred discount) was placed in a U.S.-based trust account established for the benefit of the Company’s public stockholders, maintained by Continental Stock Transfer & Trust Company, acting as trustee.

Following the closing of the Initial Public Offering on January 13, 2022, an amount of $101,000,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and a portion of the proceeds from the sale of the Placement Units was placed in a trust account (the “Trust Account”), located in the United States and held as cash items or may be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s stockholders, as described below.

Trust Account

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations with one or more operating businesses or assets with a fair market value equal to at least 80% of the value of the net assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the interest earned on the Trust Account). The Company will only complete a Business Combination if the post transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

Upon the closing of the Initial Public Offering, management has agreed that an amount equal to at least $10.10 per Unit sold in the Initial Public Offering, including proceeds of the Placement Units, will be held in a trust account (“Trust Account”), located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

Redemption Option

The Company will provide the holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares either (i) in connection with a stockholders meeting called to approve the Business Combination or (ii) by means of a tender offer in connection with the Business Combination. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.10 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). The Public Shares subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity”.

The Company will not redeem Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 (so that it does not then become subject to the SEC’s “penny stock” rules) or any greater net tangible asset or cash requirement which may be contained in the agreement relating to the Business Combination, unless the Redemption Limitation Amendment Proposal is approved and the Amended and Restated Certificate of Incorporation is amended accordingly. If the Company seeks stockholder approval of the Business Combination, the Company will proceed with a Business Combination if a majority of the outstanding shares voted are voted in favor of the Business Combination, or such other vote as required by law or stock exchange rule. If a stockholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its second amended and restated certificate of incorporation (the “Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination.

Stockholder Approval

If, however, stockholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Insider shares (as defined in Note 5) and any Public Shares purchased during or after the Public Offering in favor of approving a Business Combination. Additionally, each Public Stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Certificate of Incorporation will provide that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% of the Public Shares, without the prior consent of the Company.

The holders of the Insider Shares have agreed (a) to waive their redemption rights with respect to the Insider Shares and Public Shares held by them in connection with the completion of a Business Combination and (b) not to propose an amendment to the Certificate of Incorporation (i) to modify the substance or timing of the Company’s obligation to allow redemptions in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to stockholders’ rights or pre-business combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

Openmarkets Merger Agreement

On January 18, 2023, the Company entered into an Agreement and Plan of Merger and Business Combination Agreement (the “Openmarkets Merger Agreement” or “BCA”) with Openmarkets Group Pty Ltd., an Australian proprietary limited company (“Openmarkets” or the “Target”), BMYG OMG Pty Ltd., an Australian proprietary limited company and Broad Capital LLC, solely as the Company’s sponsor (collectively, the “Parties”). Pursuant to the Openmarkets Merger Agreement, prior to the closing (the “Closing”) of the contemplated transactions (collectively, the “Business Combination”), the Parties will cause the Company to move its domicile from the State of Delaware to Australia by merging a to-be-formed Delaware corporation (“Merger Sub”), which shall be wholly-owned by a to-be-formed Australian corporation (the “Purchaser”) with and into the Company, with the Company continuing as the surviving entity and a wholly-owned subsidiary of the Purchaser (the “Redomestication Merger”).

As a result of the Redomestication Merger, (i) each issued and outstanding share of the Company’s common stock, par value $0.000001 per share (the “Company Common Stock”), will convert into the right to receive one ordinary share of the Purchaser (the “Purchaser Shares”); (ii) each of the Company’s units (the “Company Units”), comprised of one share of Company Common Stock and one right to receive one-tenth of one share of Company Common Stock upon the Closing (each a “Company Right”), shall convert into the right to receive one unit of the Purchaser, comprised of one Purchaser Share and one right to receive one-tenth of one Purchaser Share upon the Closing (each a “Purchaser Right”); and (iii) each Company Right shall be converted into the right to receive one Purchaser Right.

Following the Redomestication Merger, the Company will liquidate and all assets of the Company shall be transferred to the Purchaser and all liabilities of the Company are, or shall be, assumed by the Purchaser (the “Liquidation”). Additionally, the Company will cause all of its contracts to be assigned to and assumed by the Purchaser. Also following the Redomestication Merger and the Liquidation, the Stockholder will contribute all of the issued and outstanding ordinary shares of the Target to the Purchaser in exchange for 9,000,000 Purchaser Shares (the “Exchange Consideration”). The Purchaser Shares shall have a deemed value of $10.00 per share for the purposes of all calculations and adjustments under the BCA, with such Exchange Consideration subject to adjustment based on the Target’s net indebtedness, working capital, and indemnification obligations following the Closing as detailed in the BCA (the “Acquisition Contribution and Exchange”).

Any adjustments to the Exchange Consideration shall be made from Purchaser Shares placed in escrow pursuant to an escrow agreement (the “Escrow Shares”), which Escrow Shares shall be released to either the Purchaser or the Stockholder based on the nature of the adjustment to the Exchange Consideration. Additionally, in the event the Target’s net working capital at the Closing (the “Net Working Capital”) exceeds the Target’s pre-Closing estimated net working capital (the “Estimated Net Working Capital”), the Stockholder will receive additional Purchaser Shares in an amount equal to the difference between the Net Working Capital and the Estimated Net Working Capital (the “Adjustment Exchange Consideration”). Further, in addition to the Escrow Shares and the Adjustment Exchange Consideration, an additional 2,000,000 Purchaser Shares may be paid to the Stockholder based on certain performance benchmarks following the Closing as detailed in the BCA (the “Earnout”).

Charter Amendment and Termination Date

If the Company has not completed a Business Combination as provided by the First Amendment to the Amended and Restated Certificate of Incorporation of the Company (the “Charter Amendment”) executed following the January 10, 2023 Stockholders Meeting, changing the structure and cost of the Company’s right to extend the date (the “Termination Date”) by which the Company (i) may consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving the Company and one or more businesses, which we refer to as a “business combination,” (ii) cease its operations if it fails to complete such business combination, and (iii) redeem or repurchase 100% of the Company’s common stock included as part of the units sold in the Company’s initial public offering that closed on January 13, 2022, which is currently October 13, 2023 (provided the Company funds the monthly extension payments to the Trust Account) unless extended, the Company will (a) cease all operations except for the purpose of winding up, (b) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (c) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The holders of the Insider Shares have agreed to waive their liquidation rights with respect to the Insider shares if the Company fails to complete a Business Combination within the Combination Period. However, if the holders of Insider shares acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per Public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, if an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered accounting firm), prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Liquidity and Capital Resources

As of December 31, 2022, the Company had $391,924 of cash in its operating bank account.

The Company’s liquidity needs prior to the consummation of the Initial Public Offering were satisfied through the payment of $25,000 from the Sponsor to cover for certain offering costs on the Company’s behalf in exchange for issuance of Insider shares (as defined in Note 4). Following the Initial Public Offering of the Company on January 13, 2022, a total of $133,533 under the promissory note was repaid on January 19, 2022. After the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account. In addition, to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined in Note 4). As of December 31, 2022, there were no amounts outstanding under any Working Capital Loan.

Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this period, the Company will be using the funds held outside of the Trust Account for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

Going Concern Consideration

The Company expects to incur significant costs in pursuit of its financing and acquisition plans. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unsuccessful in consummating an initial business combination within the prescribed period of time from the closing of the Initial Public Offering, the requirement that the Company cease all operations, redeem the public shares and thereafter liquidate and dissolve raises substantial doubt about the ability to continue as a going concern. The balance sheet does not include any adjustments that might result from the outcome of this uncertainty. Management has determined that the Company has funds that are sufficient to fund the working capital needs of the Company until the consummation of an initial business combination or the winding up of the Company as stipulated in the Company’s amended and restated memorandum of association. The accompanying financial statement has been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern.